SHARE-BASED COMPENSATION - Compensation costs (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 47,659,304	¥ 58,219,186	¥ 47,218,156
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses	1,237,902	1,224,796	846,833
Selling and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	9,991,688	15,433,684	13,292,632
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	21,653,946	22,361,742	17,062,024
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	14,775,768	19,198,964	16,016,667
Share options
SHARE-BASED COMPENSATION
Share-based compensation expenses	6,144,548	10,806,985	12,910,801
Share options | Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses			8,318
Share options | Selling and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	905,764	1,936,414	2,235,102
Share options | Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	2,191,242	3,862,189	4,018,126
Share options | General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	3,047,542	5,008,382	6,649,255
Unvested restricted share units
SHARE-BASED COMPENSATION
Share-based compensation expenses	41,514,756	47,412,201	34,307,355
Unvested restricted share units | Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses	1,237,902	1,224,796	838,515
Unvested restricted share units | Selling and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	9,085,924	13,497,270	11,057,530
Unvested restricted share units | Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	19,462,704	18,499,553	13,043,898
Unvested restricted share units | General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 11,728,226	¥ 14,190,582	¥ 9,367,412